Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

German American Capital Corporation (the “Company”)

Deutsche Mortgage & Asset Receiving Corporation

Deutsche Bank Securities Inc.

(together, the Specified Parties)

Re: COMM 2020-CX Mortgage Trust – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled “COMM 2020-CX Accounting TapeV2.xlsx” provided to us on October 16, 2020 (the “Data File”) containing information pertaining to the mortgage loan (“Mortgage Loan”) and the related mortgaged property (“Mortgaged Property”) which we were informed is to be included as collateral related to COMM 2020-CX Mortgage Trust. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.
•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.
•	The term “Loan Files” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in the attribute column Attachment B.
•	The term “Calculation Methodology” means the calculation methodology for the Recomputed Attributes provided by the Company listed in the “Calculation Methodology” column of Attachment B.
•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology, or value and described in Attachment C.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

We were instructed by the Company to perform the following procedures on the Mortgage Loan and the related Mortgaged Property in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan Files (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan Files. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column in Attachment A, with the highest priority document listed first.
B.	Using (i) certain information in the Data File, and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specific attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, instructions, assumptions, and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, instructions, assumptions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Property, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originators of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
October 16, 2020

2

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Loan Number	Provided by the Company
Mortgage Loan Originator	Provided by the Company
Mortgage Loan Seller	Provided by the Company
Properties per Loan	Provided by the Company
Property Name	Provided by the Company
Address	Appraisal/Engineering Report
City	Appraisal/Engineering Report
County	Appraisal/Engineering Report
State	Appraisal/Engineering Report
Zip Code	Appraisal/Engineering Report
Property Type	Appraisal/Engineering Report
Property Sub-Type	Appraisal/Engineering Report
Year Built	Appraisal/Engineering Report
Year Renovated	Appraisal/Engineering Report
Units/Rentable Square Ft.	Underwritten Rent Roll
Collateral Square Ft.	Underwritten Rent Roll
Primary Unit of Measure	Underwritten Rent Roll
Original First Mortgage Balance	Loan Agreement
Cut-off Date	Provided by the Company
Cut-off First Mortgage Balance	Loan Agreement
Cut-off A Note Balance	Loan Agreement
Cut-off B Note Balance	Loan Agreement
Cut-off Trust Loan Amount	Provided by the Company
Cut-off Trust A Note Balance	Provided by the Company
Cut-off Trust B Note Balance	Provided by the Company
First Mortgage Maturity Balance	Loan Agreement
A-1

ATTACHMENT A

Attribute	Source Document(s)
Appraisal Value	Appraisal
Date of Valuation	Appraisal
Appraisal Value As Is/ Stabilized	Appraisal
FIRREA Eligible (Yes/No)	Appraisal
Note Date	Loan Agreement/Promissory Note
First Payment Date	Loan Agreement/Promissory Note
First Mortgage Interest Rate	Loan Agreement/Promissory Note
A Note Interest Rate	Loan Agreement/Promissory Note
B Note Interest Rate	Loan Agreement/Promissory Note
Interest Calculation (30/360 / Actual/360)	Loan Agreement/Promissory Note
Grace Period (Default)	Loan Agreement/Promissory Note
Grace Period (Late Fee)	Loan Agreement/Promissory Note
Payment Day	Loan Agreement/Promissory Note
Original Amort. Term (Months)	Loan Agreement/Promissory Note
Original Balloon Term (Months)	Loan Agreement/Promissory Note
Original Interest Only Period (Months)	Loan Agreement/Promissory Note
Maturity Date	Loan Agreement/Promissory Note
ARD (Yes/No)	Loan Agreement/Promissory Note
ARD Date	Loan Agreement/Promissory Note
LockBox Type	Cash Management Agreement/Lockbox Agreement/Loan Agreement/Promissory Note
Cash Management	Cash Management Agreement/Lockbox Agreement/Loan Agreement/Promissory Note
Excess Cash Trap Trigger	Cash Management Agreement/Lockbox Agreement/Loan Agreement/Promissory Note
Prepayment Provision	Loan Agreement/Promissory Note
Lockout Expiration Date	Loan Agreement/Promissory Note
Amortization Type	Loan Agreement/Promissory Note
A-2

ATTACHMENT A

Attribute	Source Document(s)
Lien Position	Title Policy
Ownership Interest	Title Policy
Ground Lease Expiration Date	Ground Lease
Ground Lease Extension Options	Ground Lease
Existing Additional Debt (Yes/No)	Loan Agreement/Promissory Note/Mezzanine Loan Agreement
Existing Additional Debt Amount	Loan Agreement/Promissory Note/Mezzanine Loan Agreement
Existing Additional Debt Description	Loan Agreement/Promissory Note/Mezzanine Loan Agreement
Future Additional Debt Permitted (Yes/No)	Loan Agreement
Future Additional Debt Type	Loan Agreement
Future Additional Debt Description	Loan Agreement
Partial Prepay Allowed (Yes/No)	Loan Agreement/Promissory Note
Partial Prepayment Description	Loan Agreement/Promissory Note
2016 Occupancy	Underwritten Rent Roll
2016 Occupancy Date	Underwritten Rent Roll
2017 Occupancy	Underwritten Rent Roll
2017 Occupancy Date	Underwritten Rent Roll
2018 Occupancy	Underwritten Rent Roll
2018 Occupancy Date	Underwritten Rent Roll
2019 Occupancy	Underwritten Rent Roll
2019 Occupancy Date	Underwritten Rent Roll
Most Recent Physical Occupancy	Underwritten Rent Roll
Most Recent Rent Roll Date	Underwritten Rent Roll
Major Tenant Name # 1	Underwritten Rent Roll/Lease
Major Tenant Sq. Ft. # 1	Underwritten Rent Roll/Lease
Major Tenant Lease Expiration Date # 1	Underwritten Rent Roll/Lease
Major % of Sq. Ft. # 1	Underwritten Rent Roll/Lease
Major Tenant Name # 2	Underwritten Rent Roll/Lease
A-3

ATTACHMENT A

Attribute	Source Document(s)
Major Tenant Sq. Ft. # 2	Underwritten Rent Roll/Lease
Major Tenant Lease Expiration Date # 2	Underwritten Rent Roll/Lease
Major % of Sq. Ft. # 2	Underwritten Rent Roll/Lease
Major Tenant Name # 3	Underwritten Rent Roll/Lease
Major Tenant Sq. Ft. # 3	Underwritten Rent Roll/Lease
Major Tenant Lease Expiration Date # 3	Underwritten Rent Roll/Lease
Major % of Sq. Ft. # 3	Underwritten Rent Roll/Lease
2019 Operating Stmt Date	Underwritten Cash Flow
2019 EGI	Underwritten Cash Flow
2019 Expenses	Underwritten Cash Flow
2019 NOI	Underwritten Cash Flow
2019 Total Capital Items	Underwritten Cash Flow
2019 NCF	Underwritten Cash Flow
2018 Operating Stmt Date	Underwritten Cash Flow
2018 EGI	Underwritten Cash Flow
2018 Expenses	Underwritten Cash Flow
2018 NOI	Underwritten Cash Flow
2018 Total Capital Items	Underwritten Cash Flow
2018 NCF	Underwritten Cash Flow
2017 Operating Stmt Date	Underwritten Cash Flow
2017 EGI	Underwritten Cash Flow
2017 Expenses	Underwritten Cash Flow
2017 NOI	Underwritten Cash Flow
2017 Total Capital Items	Underwritten Cash Flow
2017 NCF	Underwritten Cash Flow
2016 Operating Stmt Date	Underwritten Cash Flow
2016 EGI	Underwritten Cash Flow
A-4

ATTACHMENT A

Attribute	Source Document(s)
2016 Expenses	Underwritten Cash Flow
2016 NOI	Underwritten Cash Flow
2016 Total Capital Items	Underwritten Cash Flow
2016 NCF	Underwritten Cash Flow
UW EGI	Underwritten Cash Flow
UW Expenses	Underwritten Cash Flow
UW Replacement Reserves	Underwritten Cash Flow
UW TI/LC	Underwritten Cash Flow
UW Vacancy	Underwritten Cash Flow
Replacement Reserve taken at Closing	Closing Statement/Loan Agreement
Monthly Replacement Reserve	Closing Statement/Loan Agreement
TI/LC taken at Closing	Closing Statement/Loan Agreement
Monthly TI/LC	Closing Statement/Loan Agreement
Tax at Closing	Closing Statement/Loan Agreement
Monthly Tax Constant / Escrow	Closing Statement/Loan Agreement
Insurance at Closing	Closing Statement/Loan Agreement
Monthly Insurance Constant / Escrow	Closing Statement/Loan Agreement
Engineering Reserve taken at Closing	Closing Statement/Loan Agreement
Other Reserve	Closing Statement/Loan Agreement
Description Other Reserve	Closing Statement/Loan Agreement
Borrower	Loan Agreement
Related Principal	Loan Agreement
Sponsor	Provided by the Company
Earthquake Insurance (Y/N)	Property Insurance Certificate
Terrorism Insurance (Y/N)	Property Insurance Certificate
Windstorm Insurance (Y/N)	Property Insurance Certificate
Environmental Insurance (Y/N)	Property Insurance Certificate
A-5

ATTACHMENT A

Attribute	Source Document(s)
Date of Engineering Report	Engineering Report
Date of Phase I Report	Environmental Report
Date of Phase II Report (if applicable)	Phase II Environmental Report
Date of Seismic Report	Seismic Report
PML (%)	Seismic Report
SPE	Loan Agreement
Single Tenant (Yes/No)	Underwritten Rent Roll
Guarantor	Guaranty of Recourse Obligations
Property Manager	Loan Agreement/Property Management Agreement
TIC	Loan Agreement/Promissory Note
Loan Purpose	Settlement Statement
Assumption Fee	Loan Agreement/Promissory Note
Letter of Credit	Loan Agreement/Mezzanine Loan Agreeement
Earnout/Holdback	Closing Statement/Loan Agreement
Earnout/Holdback Description	Closing Statement/Loan Agreement
Sub Serviced (Y/N)	Provided by the Company
Sub Servicer Name	Provided by the Company
Sub Servicer Fee Rate	Provided by the Company
Master	Provided by the Company
Primary	Provided by the Company
Cert Admin Fee Rate	Provided by the Company
OA Fee	Provided by the Company
CREFC Fee Rate	Provided by the Company
Admin Fee Rate	Provided by the Company
Directs Investment (Borrower or Lender)	Loan Agreement/Cash Management Agreement
RE Tax	Loan Agreement
Insurance	Loan Agreement
A-6

ATTACHMENT A

Attribute	Source Document(s)
Replacement Reserves	Loan Agreement
TI/LC	Loan Agreement
Immediate Repairs	Loan Agreement
Other Escrows	Loan Agreement

A-7

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Cut-off Balance per Unit	Cut-off First Mortgage Balance divided by Units/Rentable Square Ft.
Cut-off Companion Loan Amount	Cut-off First Mortgage Balance minus Cut-off Trust A Note Balance and Cut-off Trust B Note Balance
LTV at Cut-off	Cut-off First Mortgage Balance divided by Appraised Value
LTV at Maturity	First Mortgage Maturity Balance divided by Appraised Value
U/W NOI Debt Yield	UW NOI divided by Cut-off First Mortgage Balance
U/W NCF Debt Yield	UW NCF divided by Cut-off First Mortgage Balance
Weighted Average Trust Interest Rate	A weighted average of A Note Interest Rate and Cut-off A Note Balance, and B Note Interest Rate and Cut-off B Note Balance
Average Monthly Debt Service Payment	Original First Mortgage Balance multiplied by First Mortgage Interest Rate multiplied by 365/360 then divided by twelve
Seasoning as of Cut-off Date (Months)	Number of payments between and including the First Payment Date and the Cut-off Date.
Remaining Term to Amortization (Months)	Original Interest Only Period (Months) minus Original Balloon Term (Months)
Remaining Term to Maturity (Months)	Original Balloon Term (Months) minus Seasoning as of Cut-off Date (Months)
Rem IO Period	Original Interest Only Period (Months) minus Seasoning as of Cut-off Date (Months)
UW NCF DSCR (Current)	UW NCF divided by the product of the Average Monthly Debt Service Payment multiplied by twelve
UW NCF DSCR (After IO Period)	UW NCF divided by the product of the Average Monthly Debt Service Payment multiplied by twelve
UW NOI DSCR (Current)	UW NOI divided by the product of the Average Monthly Debt Service Payment multiplied by twelve
UW NOI DSCR (After IO Period)	UW NOI divided by the product of the Average Monthly Debt Service Payment multiplied by twelve
UW NOI	UW EGI minus UW Expenses
UW NCF	UW NOI minus UW Replacement Reserves and UW TI/LC
B-1

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not to perform any procedure.

C-1